CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 37,873	$ 27,103	$ 31,023
Short-term bank deposits			7,475
Trade receivables (net of allowance for doubtful accounts of $2,379 and $2,789 at December 31, 2012 and 2011, respectively and $2,551 (unaudited), at September 30 ,2013)	44,171	40,179	41,527
Inventories	31,888	35,002	48,284
Prepaid expenses and other receivables	11,420	10,638	8,293
Total current assets	125,352	112,922	136,602
LONG-TERM ASSETS:
Finished goods used in operations, net	4,341	3,790	3,638
Property and equipment, net	8,123	7,594	6,194
Goodwill	50,217	50,217	50,217
Severance pay fund	3,683	3,510	3,454
Other assets	7,073	7,090	7,462
Total long-term assets	73,437	72,201	70,965
TOTAL ASSETS	198,789	185,123	207,567
CURRENT LIABILITIES:
Restructured debt	17,648	13,002	17,730
Trade payables	21,376	15,187	30,159
Other accounts payable and accrued expenses	39,109	36,371	37,330
Deferred revenues and customer advances	19,688	18,007	18,245
Total current liabilities	97,821	82,567	103,464
LONG-TERM LIABILITIES:
Restructured debt	52,557	69,503	82,714
Accrued post-employment benefits	8,836	8,956	9,329
Deferred revenues	7,864	7,553	8,070
Other liabilities	18,894	16,742	14,591
Total long-term liabilities	88,151	102,754	114,704
TOTAL LIABILITIES	185,972	185,321	218,168
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares of NIS 0.1 par value; Authorized: 900,000,000 shares at December 31, 2012 and 2011 and September 30, 2013 (unaudited); Issued: 219,008,726 and 219,007,476 shares at December 31, 2012 and 2011, respectively, and 219,013,726 (unaudited) shares at September 30 ,2013; Outstanding: 218,973,199 and 218,971,949 shares at December 31 ,2012 and 2011, respectively, and 218,978,199 (unaudited) at September 30, 2013	4,291	4,291	4,291
Additional paid-in capital	545,639	544,237	540,950
Accumulated other comprehensive income	14,498	15,576	15,457
Accumulated deficit	(551,509)	(564,200)	(571,197)
Treasury shares, at cost (35,527 shares at December 31, 2012 , 2011 and September 30 ,2013 (unaudited))	(102)	(102)	(102)
Total shareholders' equity (deficiency)	12,817	(198)	(10,601)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 198,789	$ 185,123	$ 207,567